Taxes	6 Months Ended
Jun. 30, 2025
Taxes [Abstract]
TAXES

NOTE 18 – TAXES

a. VAT

The Company is subject to VAT and related surcharges in Mainland China for sales of graphite anode material and providing member services and other in-depth services. The applicable VAT rate is 13 and 6% for general taxpayers and 3% for small-scale taxpayer. The amount of VAT liability is determined by applying the applicable tax rate to the invoiced amount of goods sold and services provided (output VAT) less VAT paid on purchases made with the relevant supporting invoices (input VAT). VAT liability is recorded in the line item of accrued expenses and other current liabilities on the unaudited condensed consolidated balance sheets. Under the commercial practice of Mainland China, the Company pays VAT based on tax invoices issued.

All of the tax returns of the Company have been and remain subject to examination by the Mainland China tax authorities for five years from the date of filing.

b. Income tax

Cayman Islands

The Cayman Islands currently levies no taxes on individuals or corporations based upon profits, income, gains, or appreciation and there is no taxation in the nature of inheritance tax or estate duty. There are no other taxes likely to be material to us levied by the Government of the Cayman Islands except for stamp duties which may be applicable on instruments executed in, or, after execution, brought within the jurisdiction of the Cayman Islands. No stamp duty is payable in the Cayman Islands on the issue of shares by, or any transfers of shares of, Cayman Islands companies (except those which hold interests in land in the Cayman Islands). There are no exchange control regulations or currency restrictions in the Cayman Islands.

Payments of dividends and capital in respect of our ordinary shares will not be subject to taxation in the Cayman Islands and no withholding will be required on the payment of a dividend or capital to any holder of our ordinary shares, as the case may be, nor will gains derived from the disposal of our ordinary shares be subject to Cayman Islands income or corporation tax.

Hong Kong

In accordance with the relevant tax laws and regulations of Hong Kong, a company registered in Hong Kong is subject to income taxes within Hong Kong at the applicable tax rate on taxable income. From year of assessment of 2019/2020 onwards, Hong Kong profit tax rates are 8.25% on assessable profits up to $2,000,000 Hong Kong dollars, and 16.5% on any part of assessable profits over $2,000,000 Hong Kong dollars. However, the Company’s Hong Kong subsidiary did not generate any assessable profits arising in or derived from Hong Kong for the six months ended June 30, 2025 and 2024, and accordingly no provision for Hong Kong profits tax has been made in these periods.

Mainland China

The Company’s subsidiaries, the VIE, and the VIE’s subsidiaries are incorporated in the Mainland China, and are subject to the Mainland China Enterprise Income Tax Laws (“EIT Laws”) with the statutory income tax rate of 25% with the following exceptions.

In accordance with the implementation rules of EIT Laws, a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15%. The HNTE certificate is effective for a period of three years. An entity may re-apply for the HNTE certificate when the prior certificate expires. Sunrise Guizhou is eligible to enjoy a preferential tax rate of 15% from 2024 to 2026 to the extent it has taxable income under the EIT Law.

For qualified small and low-profit enterprises, from January 1, 2023 to December 31, 2027, 25% of the first RMB 3 million of the assessable profit before tax is subject to the tax rate of 20%. For the six months ended June 30, 2025 and 2024, some of the Company’s PRC subsidiaries or the VIE’s subsidiaries are qualified as small and low-profit enterprises as defined, and thus are eligible for the above preferential tax rates for small and low-profit enterprises.

The components of the income tax provision are as follows:

	For the six months ended June 30,
	2025	2024
Current
Mainland China	$360	$19,486

Deferred
Mainland China	(221)	(223)
Total	$139	$19,263

Loss before income taxes was attributable to the following geographic locations for the six months ended June 30, 2025 and 2024:

	For the six months ended June 30,
	2025	2024

Mainland China	$(2,072,922)	$(4,840,111)
Others	(767,085)	(1,180,861)
Total	$(2,840,007)	$(6,020,972)

Reconciliation between the provision for income taxes computed by applying the Mainland China EIT rate of 25% to loss before income taxes and the actual provision of income taxes is as follows:

	For the six months ended June 30,
	2025	2024

Loss before income taxes	$(2,840,007)	$(6,020,972)
Mainland China EIT rate	25%	25%
Income taxes computed at statutory EIT rate	$(710,002)	$(1,505,243)
Reconciling items:
Effect of tax holiday and preferential tax rate	244,627	353,097
Effect of tax rates in foreign jurisdictions	130,477	143,280
Effect of changes in tax rate	79,036	2,117,881
Effect of true up on net operating loss in the tax returns	1,340,693	694,422
Effect of expiration on net operating loss	154,052	-
Change in valuation allowance	(1,214,129)	(1,810,084)
Effect of non-deductible expense	27,241	1,993
Effect of share-based compensation	61,294	151,936
Super deduction of qualified R&D expenditures	(113,150)	(128,019)
Income tax expense	$139	$19,263
Effective tax rate	(0.00)%	(0.32)%

Deferred tax assets and liabilities

According to PRC tax regulations, net operating losses can be carried forward to offset future operating income for five years. Significant components of deferred tax assets and liabilities were as follows:

	As of June 30, 2025	As of December 31, 2024
Deferred tax assets
Net operating loss carry forwards	$6,206,074	$6,893,492
Provision for doubtful debts	2,024,125	1,996,852
Finance lease liabilities	143,356	334,895
Impairment on inventory	630,994	1,204,730
Impairment of intangible assets	440,182	458,576
Impairment of long-term investment	594,593	583,539
Deferred tax assets, gross	$10,039,324	11,472,084
Less: valuation allowance	(9,722,654)	(10,693,306)
Total deferred tax assets, net	$316,670	$778,778
Deferred tax liabilities
Finance lease right-of-use assets	$316,670	$778,778
Assets acquired in the asset acquisition	192,918	189,551
Total deferred tax liabilities	$509,588	$968,329
Deferred tax assets, net	$-	$-
Deferred tax liabilities, net	$192,918	$189,551

For entities incorporated in Mainland China, net operating loss can be carried forward for five years, while the net operating loss of HNTEs can be carried forward for ten years. As of June 30, 2025, the Company had net operating loss carrying forwards of $32,570,221 from the Company’s PRC subsidiaries, which will expire by in calendar years 2025 through 2035, if not utilized. The graphite anode business was in a competitive environment for the six months ended June 30, 2025. Considering the factors in graphite anode business and peer-to-peer knowledge sharing and enterprise business, management believed that there was substantial doubt on realization of the benefits from these losses as they were not able to estimate if the business would start to make profits in the near future. In making as of such determination, the Company considered factors including (i) future reversals of existing taxable temporary differences, (ii) future taxable income exclusive of reversing temporary differences and carry forwards, and (iii) tax planning strategies. Therefore, the Company believes that it is more likely than not that the results of future operations will not generate sufficient taxable income to realize the deferred tax assets as of June 30, 2025 and December 31, 2024. Accordingly, as of June 30, 2025 and December 31, 2024, $9,722,654 and $10,693,306 valuation allowance has been established respectively.

As of June 30, 2025, the Company had net operating loss carrying forwards of $444,865 from the Company’s Hong Kong subsidiaries, which will be carried forward indefinitely to offset future profits of the Company’s Hong Kong subsidiaries.

The following is a schedule of expiration of carry forward operating losses as of June 30, 2025:

For the years ending December 31,
2025	$304,779
2026	49,800
2027	1,184,689
2028	632,830
2029	2,863,893
2030	1,529,443
2031	-
2032	3,488,449
2033	8,645,606
2034	8,142,451
2035	5,728,281
Carried forward indefinitely	444,865
Total	$33,015,086

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of June 30, 2025 and December 31, 2024, the Company did not have any unrecognized uncertain tax positions and the Company does not believe that its unrecognized tax benefits will change over the next twelve months. For the six months ended June 30, 2025 and 2024, the Company did not incur any interest and penalties related to any potential underpaid income tax expenses.

For the Company’s operating subsidiaries, as of June 30, 2025, the tax years ended December 31, 2019, through December 31, 2024 remain open for statutory examination by Mainland China tax authorities.